TAXES ON INCOME (Schedule Of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carry forward	$ 65,148	$ 64,353
Temporary differences:
Allowance for credit loss	17,087	13,595
Research and development	6,092	6,003
Lease liabilities	3,891	4,975
Unrealized foreign exchange gains/losses	2,285	1,197
Vacation	591	539
Severance	1,090	1,012
Other	1,652	0
Deferred tax asset before valuation allowance	97,836	91,674
Valuation allowance	(93,529)	(86,191)
Deferred tax asset	4,307	5,483
Deferred tax liabilities:
Property and equipment, net	145	315
Right-of-use lease assets	4,140	4,609
Unrealized foreign exchange gains/losses	0	303
Other	22	256
Deferred tax asset, net	$ 0	$ 0